SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION OF THE LISTED FUND:

DWS Floating Rate Plus Fund
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The following information replaces similar disclosure contained in APPENDIX I-D – PORTFOLIO MANAGEMENT under the heading “Fund Ownership of Portfolio Managers” and “Conflicts of Interest” in Part I of the Fund’s Statement of Additional Information:

Fund Ownership of Portfolio Managers

The following table shows the dollar range of shares owned beneficially and of record by the portfolio management team for the fund as well as in all US, registered DWS Funds as a group (i.e., those funds advised by Deutsche Asset Management or its affiliates), including investments by their immediate family members sharing the same household and amounts invested through retirement and deferred compensation plans. This information is provided as of May 31, 2011.

Name of Portfolio Manager	Dollar Range of Fund Shares Owned	Dollar Range of All DWS Fund Shares Owned

James T. Anderson	$100,001 - $500,000	$100,001 - $500,000
Eric S. Meyer	$100,001 - $500,000	$100,001 - $500,000
Robert Wang	$1 - $10,000	N/A
Thomas Picciochi	None	N/A

Conflicts of Interest

In addition to managing the assets of the fund, a portfolio manager may have responsibility for managing other client accounts of the Advisor or its affiliates. The tables below show, per portfolio manager, the number and asset size of (1) SEC registered investment companies (or series thereof) other than the fund, (2) pooled investment vehicles that are not registered investment companies and (3) other accounts (e.g., accounts managed for individuals or organizations) managed by a portfolio manager. Total assets attributed to a portfolio manager in the tables below include total assets of each account managed, although a portfolio manager may only manage a portion of such account’s assets. The tables also show the number of performance based fee accounts, as well as the total assets of the accounts for which the advisory fee is based on the performance of the account. This information is provided as of May 31, 2011.

Other SEC Registered Investment Companies Managed:

Name of Portfolio Manager	Number of Registered Investment Companies	Total Assets of Registered Investment Companies	Number of Investment Company Accounts with Performance-Based Fee	Total Assets of Performance- Based Fee Accounts

James T. Anderson	0	$0	0	$0
Eric S. Meyer	4	$4,374,833,804	0	$0
Robert Wang	31	$10,584,690,256	0	$0
Thomas Picciochi	11	$753,814,161	0	$0

Other Pooled Investment Vehicles Managed:

Name of Portfolio Manager	Number of Pooled Investment Vehicles	Total Assets of Pooled Investment Vehicles	Number of Pooled Investment Vehicle Accounts with Performance-Based Fee	Total Assets of Performance- Based Fee Accounts

James T. Anderson	5	$468,350,369	0	$0
Eric S. Meyer	5	$1,697,485,289	0	$0
Robert Wang	4	$546,052,802	1	$199,849,550
Thomas Picciochi	1	$199,849,550	1	$199,849,550

Other Accounts Managed:

Name of Portfolio Manager	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts with Performance- Based Fee	Total Assets of Performance- Based Fee Accounts

James T. Anderson	2	$206,231,430	0	$0
Eric S. Meyer	2	$206,231,430	0	$0
Robert Wang	10	$2,222,567,681	3	$183,148,358
Thomas Picciochi	4	$520,537,780	3	$183,148,358

Effective immediately, the following disclosure is added to APPENDIX I-I – INVESTMENT PRACTICES AND TECHNIQUES of the fund’s Statement of Additional Information Part I:

Adjustable Rate Securities	Impact of Large Redemptions and Purchases of Fund Shares
Advance Refunded Bonds	Illiquid Securities
Asset Segregation	Indexed Securities
Asset-Backed Securities	Interfund Borrowing and Lending Program
Bank Loans	Investment-Grade Bonds
Borrowing	Lending of Portfolio Securities
Brady Bonds	Mortgage-Backed Securities
Cash Management Vehicles	Obligations of Banks and Other Financial Institutions
Common Stocks	Participation Interests
Convertible Securities	Privatized Enterprise
Credit Enhancement	Real Estate Investment Trusts (“REITs”)

Derivatives	Repurchase Agreements
Direct Debt Instruments	Reverse Repurchase Agreements
Dollar Roll Transactions	Short Sales Against the Box
Eurodollar Obligations	Short-Term Securities
Fixed Income Securities	Sovereign Debt
Foreign Currencies	Special Information Concerning Master-Feeder Structure
Foreign Investment(s)	Trust Preferred Securities
GTAA Overlay Strategy	US Government Securities
High Yield Fixed Income Securities - Junk Bonds	Variable and Floating Rate Instruments
Warrants
When-Issued and Delayed Delivery Securities
Zero Coupon Securities and Deferred Interest Bonds

Please Retain This Supplement for Future Reference

August 4, 2011